SHARE-BASED PAYMENTS - Roll forward of shared based payments (Details)	12 Months Ended
	Dec. 31, 2025 award shares $ / shares	Dec. 31, 2024 shares award $ / shares
Long-term incentive plan | Market performance conditions
Share Options [Abstract]
Number of units outstanding, beginning of the year (in shares) | shares	32,156,279	28,967,451
Number of units granted (in shares) | shares	0	18,485,474
Number of units forfeited (in shares) | shares	(4,300,965)	(15,296,646)
Number of units vested and settled (in shares) | shares	0	0
Number of units outstanding, end of the year (in shares) | shares	27,855,314	32,156,279
Number of vested, transfer in progress (in shares) | shares	(18,108,066)	0
Number of unvested (in shares) | shares	9,747,248	0
Weighted Fair Value [Abstract]
Weighted average share price, beginning of the year (in USD per share)	$ 0.80	$ 0.65
Weighted average exercise price of share options granted (in USD per share)	0	0.80
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	0.78	0.51
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	0	0
Weighted average share price, end of the year (in USD per share)	0.81	0.80
Weighted Average Exercise Price Vested, transfer in progress (in USD per share)	0.64	0
Weighted average Unvested (in USD per share)	$ 1.10	$ 0
Long-term incentive plan | Non-market performance conditions
Share Options [Abstract]
Number of units outstanding, beginning of the year (in shares) | shares	16,856,239	13,940,700
Number of units granted (in shares) | shares	1,085,773	14,089,211
Number of units forfeited (in shares) | shares	(3,148,142)	(1,964,551)
Number of units vested and settled (in shares) | shares	(5,269,492)	(9,209,121)
Number of units outstanding, end of the year (in shares) | shares	9,524,378	16,856,239
Number of vested, transfer in progress (in shares) | shares	(6,123,957)	(7,221,457)
Number of unvested (in shares) | shares	3,400,421	9,634,782
Weighted Fair Value [Abstract]
Weighted average share price, beginning of the year (in USD per share)	$ 0.77	$ 0.65
Weighted average exercise price of share options granted (in USD per share)	0.71	0.80
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	0.76	0.61
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	0.58	0.66
Weighted average share price, end of the year (in USD per share)	0.88	0.77
Weighted Average Exercise Price Vested, transfer in progress (in USD per share)	0.63	0.55
Weighted average Unvested (in USD per share)	$ 1.33	$ 0.94
Short term incentive scheme
Share Options [Abstract]
Number of units outstanding, beginning of the year (in shares) | shares	5,771,196	5,486,625
Number of units granted (in shares) | shares	1,134,075	5,465,163
Number of units forfeited (in shares) | shares	(45,394)	0
Number of units vested and settled (in shares) | shares	(4,243,998)	(5,180,592)
Number of units outstanding, end of the year (in shares) | shares	2,615,879	5,771,196
Number of vested, transfer in progress (in shares) | shares	(1,632,725)	(1,059,550)
Number of unvested (in shares) | shares	983,154	4,711,646
Weighted Fair Value [Abstract]
Weighted average share price, beginning of the year (in USD per share)	$ 0.82	$ 0.72
Weighted average exercise price of share options granted (in USD per share)	1.82	0.94
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	1.29	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	0.83	0.84
Weighted average share price, end of the year (in USD per share)	1.23	0.82
Weighted Average Exercise Price Vested, transfer in progress (in USD per share)	1.26	0.95
Weighted average Unvested (in USD per share)	$ 1.18	$ 0.79
Deferred share plan
Share Options [Abstract]
Number of units outstanding, beginning of the year (in shares) | shares	19,864,641	8,649,036
Number of units granted (in shares) | shares	250,000	21,921,969
Number of units forfeited (in shares) | shares	(224,087)	0
Number of units vested and settled (in shares) | shares	(3,890,572)	(10,706,364)
Number of units outstanding, end of the year (in shares) | shares	15,999,982	19,864,641
Number of vested, transfer in progress (in shares) | shares	0	(3,890,572)
Number of unvested (in shares) | shares	15,999,982	15,974,069
Weighted Fair Value [Abstract]
Weighted average share price, beginning of the year (in USD per share)	$ 1.02	$ 0.78
Weighted average exercise price of share options granted (in USD per share)	1.76	1.00
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	0.95	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	0.95	0.79
Weighted average share price, end of the year (in USD per share)	1.05	1.02
Weighted Average Exercise Price Vested, transfer in progress (in USD per share)	0	0.95
Weighted average Unvested (in USD per share)	$ 1.05	$ 1.04
Umbrella incentive plan | Market performance conditions
Share Options [Abstract]
Number of units outstanding, beginning of the year (in shares) | award	0
Number of units granted (in shares) | award	14,329,275
Number of units forfeited (in shares) | award	0
Number of units vested and settled (in shares) | award	0
Number of units outstanding, end of the year (in shares) | award	14,329,275	0
Weighted Fair Value [Abstract]
Weighted average share price, beginning of the year (in USD per share)	$ 0
Weighted average exercise price of share options granted (in USD per share)	0.74
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	0
Weighted average share price, end of the year (in USD per share)	$ 0.74	$ 0
Umbrella incentive plan | Non-market performance conditions
Share Options [Abstract]
Number of units outstanding, beginning of the year (in shares) | award	0
Number of units granted (in shares) | award	1,176,400
Number of units forfeited (in shares) | award	0
Number of units vested and settled (in shares) | award	0
Number of units outstanding, end of the year (in shares) | award	1,176,400	0
Weighted Fair Value [Abstract]
Weighted average share price, beginning of the year (in USD per share)	$ 0
Weighted average exercise price of share options granted (in USD per share)	2.16
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	0
Weighted average share price, end of the year (in USD per share)	$ 2.16	$ 0
Umbrella incentive plan | Service conditions
Share Options [Abstract]
Number of units outstanding, beginning of the year (in shares) | award	0
Number of units granted (in shares) | award	685,000
Number of units forfeited (in shares) | award	0
Number of units vested and settled (in shares) | award	0
Number of units outstanding, end of the year (in shares) | award	685,000	0
Weighted Fair Value [Abstract]
Weighted average share price, beginning of the year (in USD per share)	$ 0
Weighted average exercise price of share options granted (in USD per share)	1.60
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	0
Weighted average share price, end of the year (in USD per share)	$ 1.60	$ 0